MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT        TWO WORLD TRADE CENTER,
SECURITIES TRUST                                  NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999

DEAR SHAREHOLDER:

During the 12-month period ended December 31, 1999, the U.S. economy continued its path of strength propelled by a rising stock market, low inflation and unemployment, and the recovery in many overseas economies. With renewed strength in the world economy and the perceived threat of domestic inflation looming, the Federal Reserve Board raised the federal funds rate in three steps, from 4.75 percent to 5.50 percent, between June and November.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during the period. Yields on five-year Treasuries ranged from 4.46 percent to 6.32 percent. On December 31, 1999, the five-year Treasury note was yielding 6.28 percent, compared to 4.54 percent one year earlier.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended December 31, 1999, Morgan Stanley Dean Witter U.S. Government Securities Trust's Class B shares produced a total return of -0.65 percent, compared to -2.23 percent for the Lehman Brothers U.S. Government Bond Index. For the same period, the Fund's Class A, C and D shares posted total returns of -0.26 percent, -0.90 percent and -0.10 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lehman index.

On December 31, 1999, the Fund's net assets exceeded $4.2 billion, with 63 percent of its portfolio invested in mortgage-backed securities issued by the Government National Mortgage Association (GNMAs), 24 percent in Treasury securities and the remaining 13 percent in U.S. government agency securities.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

As the U.S. economy continued to strengthen and interest rates rose during the year, the Fund's average maturity was increased modestly, to approximately 7.95 years, by December 31, 1999. The Fund's overweighted exposure to mortgage-backed securities mitigated the negative effects of 1999's bear market in Treasuries. Narrower spreads, along with a diminished supply of mortgage-backed securities, helped the mortgage-backed market outperform both the Treasury and agency markets as strong sponsorship continued for most of the year from banks and investors.

LOOKING AHEAD

In the new year, the Fed will be on the alert for possible signs of inflation and may feel it needs to continue on its path of tighter monetary policy. Accordingly, adjustments to the Fund's maturity and composition may be made as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
SECURITIES TRUST
FUND PERFORMANCE DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ IN THOUSANDS)
                                    FUND  LEHMAN(4)
December 1989                    $10,000    $10,000
December 1990                    $10,849    $10,872
December 1991                    $12,089    $12,538
December 1992                    $12,785    $13,444
December 1993                    $13,697    $14,877
December 1994                    $13,216    $14,374
December 1995                    $15,429    $17,011
December 1996                    $15,916    $17,482
December 1997                    $17,279    $19,158
December 1998                    $18,535    $21,045
December 1999                 $18,413(3)    $20,574

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 12/31/99                            PERIOD ENDED 12/31/99
   -------------------------                        -------------------------
   1 Year                      -0.65%(1) -5.32%(2)  1 Year                     -0.26%(1)   -4.50%(2)
   5 Years                      6.86 (1) 6.55 (2)   Since Inception (7/28/97)  4.47 (1)    2.61 (2)
   10 Years                     6.30 (1) 6.30 (2)

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/99                              PERIOD ENDED 12/31/99
   -------------------------                          -------------------------
   1 Year                     -0.90%(1)   -1.84%(2)   1 Year                     -0.10%(1)
   Since Inception (7/28/97)  4.23 (1)    4.23 (2)    Since Inception (7/28/97)  4.70 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 1999.
(4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 * The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A shares is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE       VALUE
------------------------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (63.3%)
            Government National Mortgage Assoc. I (61.4%)
$  121,940  02/15/28 - 03/15/29.................................................................   6.00%  $  111,003,153
   343,986  10/15/22 - 09/15/29.................................................................   6.50      323,024,592
 1,147,153  04/15/17 - 03/15/27.................................................................   7.00    1,108,078,373
   480,110  11/15/02 - 06/15/27.................................................................   7.50      474,859,153
   157,975  10/15/16 - 07/15/26.................................................................   8.00      159,555,165
   153,661  07/15/06 - 04/15/25.................................................................   8.50      157,982,774
   113,902  10/15/08 - 08/15/21.................................................................   9.00      119,170,311
    72,865  10/15/09 - 12/15/20.................................................................   9.50       77,601,215
    81,915  11/15/09 - 11/15/20.................................................................  10.00       88,928,511
       247  05/15/10 - 06/15/15.................................................................  12.50          280,591
                                                                                                          --------------
                                                                                                           2,620,483,838
                                                                                                          --------------

            Government National Mortgage Assoc. II (1.8%)
    32,845  01/20/24 - 02/20/24.................................................................   6.50       30,740,941
    49,253  03/20/26 - 07/20/29.................................................................   7.00       47,421,511
                                                                                                          --------------
                                                                                                              78,162,452
                                                                                                          --------------

            Government National Mortgage Assoc. GPM I (0.1%)
     3,085  08/15/13 - 07/15/15.................................................................  12.25        3,549,885
                                                                                                          --------------

            TOTAL MORTGAGE-BACKED SECURITIES
            (IDENTIFIED COST $2,749,717,549)............................................................   2,702,196,175
                                                                                                          --------------

            U.S. GOVERNMENT OBLIGATIONS (23.7%)
            U.S. Treasury Notes (6.3%)
    18,000  05/31/03............................................................................   5.50       17,523,000
   118,000  08/15/07............................................................................   6.125     114,995,720
    75,000  02/15/07............................................................................   6.25       73,761,750
     1,050  09/30/01............................................................................   6.375       1,052,069
     5,500  10/15/06............................................................................   6.50        5,478,550
    20,600  04/30/00............................................................................   6.75       20,667,980
     1,800  02/29/00............................................................................   7.125       1,805,148
    30,500  01/31/00............................................................................   7.75       30,558,560
     3,700  02/15/00............................................................................   8.50        3,713,690
                                                                                                          --------------
                                                                                                             269,556,467
                                                                                                          --------------

            U.S. Treasury Principal Strips (17.4%)
    13,000  05/15/03............................................................................   0.00       10,481,250
   111,000  02/15/04............................................................................   0.00       85,280,190
   380,000  05/15/04............................................................................   0.00      287,272,400
   385,000  08/15/04............................................................................   0.00      285,820,150
    75,000  11/15/04............................................................................   0.00       54,756,000
    26,000  02/15/05............................................................................   0.00       18,641,480
                                                                                                          --------------
                                                                                                             742,251,470
                                                                                                          --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $967,735,179)..............................................................   1,011,807,937
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE       VALUE
------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES (12.9%)
            Housing Urban Development Ser 99-A (0.7%)
$   18,800  08/01/10............................................................................   6.06%  $   16,950,080
    15,290  08/01/11............................................................................   6.16       13,773,079
                                                                                                          --------------
                                                                                                              30,723,159
                                                                                                          --------------

            Resolution Funding Corp. Zero Coupon Strips (11.3%)
   109,000  04/15/03............................................................................   0.00       87,702,490
    55,000  07/15/03............................................................................   0.00       43,629,850
    69,000  10/15/03............................................................................   0.00       53,824,830
    89,882  01/15/04............................................................................   0.00       69,127,347
    84,419  04/15/04............................................................................   0.00       63,445,944
    68,000  07/15/04............................................................................   0.00       50,369,640
     1,550  04/15/07............................................................................   0.00          951,653
    18,000  07/15/07............................................................................   0.00       10,868,040
    56,000  10/15/07............................................................................   0.00       33,089,840
    28,000  01/15/08............................................................................   0.00       16,227,120
    20,000  07/15/08............................................................................   0.00       11,215,000
    74,000  10/15/08............................................................................   0.00       40,798,420
                                                                                                          --------------
                                                                                                             481,250,174
                                                                                                          --------------

            Small Business Administration (0.9%)
    13,098  Ser 99-D 04/01/19...................................................................   6.15       12,068,910
    11,761  Ser 99-F 06/01/19...................................................................   6.80       11,250,061
    15,000  Ser 99-G 07/01/19...................................................................   7.00       14,514,900
                                                                                                          --------------
                                                                                                              37,833,871
                                                                                                          --------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (IDENTIFIED COST $546,690,196)..............................................................     549,807,204
                                                                                                          --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $4,264,142,924) (a)....................................................   99.9%    4,263,811,316

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.1         4,420,041
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 4,268,231,357
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

GPM  Graduated Payment Mortgage.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $98,270,536 and the aggregate gross unrealized depreciation is $98,602,144, resulting in net unrealized depreciation of $331,608.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $4,264,142,924)..........................................................  $4,263,811,316
Cash........................................................................................         691,483
Receivable for:
    Interest................................................................................      24,610,973
    Shares of beneficial interest sold......................................................       1,597,103
Prepaid expenses and other assets...........................................................          81,192
                                                                                              --------------
     TOTAL ASSETS...........................................................................   4,290,792,067
                                                                                              --------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders.............................................      12,502,945
    Shares of beneficial interest repurchased...............................................       5,307,039
    Plan of distribution fee................................................................       2,677,431
    Investment management fee...............................................................       1,618,322
Accrued expenses and other payables.........................................................         454,973
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      22,560,710
                                                                                              --------------
     NET ASSETS.............................................................................  $4,268,231,357
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $4,930,578,723
Net unrealized depreciation.................................................................        (331,608)
Accumulated net realized loss...............................................................    (662,015,758)
                                                                                              --------------
     NET ASSETS.............................................................................  $4,268,231,357
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $70,881,082
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       8,262,903
     NET ASSET VALUE PER SHARE..............................................................           $8.58
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)......................................           $8.96
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $4,145,031,101
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     482,475,942
     NET ASSET VALUE PER SHARE..............................................................           $8.59
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $22,004,403
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,543,141
     NET ASSET VALUE PER SHARE..............................................................           $8.65
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $30,314,771
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,533,820
     NET ASSET VALUE PER SHARE..............................................................           $8.58
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME..............................................................................  $ 338,844,881
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        111,119
Plan of distribution fee (Class B shares)....................................................     34,448,253
Plan of distribution fee (Class C shares)....................................................        165,156
Investment management fee....................................................................     20,585,209
Transfer agent fees and expenses.............................................................      3,421,055
Custodian fees...............................................................................        814,398
Registration fees............................................................................        304,325
Shareholder reports and notices..............................................................        195,852
Professional fees............................................................................        105,532
Trustees' fees and expenses..................................................................         18,410
Other........................................................................................         66,326
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     60,235,635
Less: expense offset.........................................................................        (16,496)
Less: plan of distribution fee rebate (Class B shares).......................................    (12,563,961)
                                                                                               -------------
     NET EXPENSES............................................................................     47,655,178
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................    291,189,703
                                                                                               -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss............................................................................     (5,800,037)
Net change in unrealized appreciation........................................................   (316,259,969)
                                                                                               -------------

     NET LOSS................................................................................   (322,060,006)
                                                                                               -------------

NET DECREASE.................................................................................  $ (30,870,303)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                              FOR THE YEAR                                FOR THE YEAR
                                 ENDED                                       ENDED
                           DECEMBER 31, 1999                           DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS:

OPERATIONS:
Net investment
  income............                $  291,189,703                              $  310,576,566
Net realized loss...                    (5,800,037)                                 (2,384,102)
Net change in
  unrealized
  appreciation......                  (316,259,969)                                 54,569,658
                                    --------------                              --------------

     NET INCREASE
     (DECREASE).....                   (30,870,303)                                362,762,122
                                    --------------                              --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares......                    (4,445,707)                                 (2,396,071)
Class B shares......                  (283,752,269)                               (306,635,357)
Class C shares......                    (1,291,578)                                   (600,619)
Class D shares......                    (1,700,149)                                   (944,519)
                                    --------------                              --------------

     TOTAL
     DIVIDENDS......                  (291,189,703)                               (310,576,566)
                                    --------------                              --------------
Net decrease from
  transactions in
  shares of
  beneficial
  interest..........                  (501,912,356)                               (425,398,131)
                                    --------------                              --------------

     NET DECREASE...                  (823,972,362)                               (373,212,575)

NET ASSETS:
Beginning of
  period............                 5,092,203,719                               5,465,416,294
                                    --------------                              --------------

     END OF
     PERIOD.........                $4,268,231,357                              $5,092,203,719
                                    ==============                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding
$2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding
$12.5 billion; and 0.30% to the portion of daily net assets exceeding
$12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii)
Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1999.

For the year ended December 31, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $12,563,961.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1999 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

shares and Class C shares of $27,300, $2,612,817 and $24,446, respectively and received $122,938 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 were $505,969,180 and $903,028,342, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $96,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,077. At December 31, 1999, the Fund had an accrued pension liability of $54,052 included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $661,678,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                 AMOUNT IN THOUSANDS
-------------------------------------------------------------------------------------
  2000       2001       2002       2003       2004       2005       2006       2007
--------   --------   --------   --------   --------   --------   --------   --------
$154,964   $263,492   $118,056   $63,667    $49,153     $3,006     $2,711     $6,629
========   ========   ========   =======    =======     ======     ======     ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $169,000 during fiscal 1999.

At December 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $261,525,460.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                               ENDED                          ENDED
                                                                         DECEMBER 31, 1999              DECEMBER 31, 1998
                                                                   -----------------------------  -----------------------------
                                                                      SHARES         AMOUNT          SHARES         AMOUNT
                                                                   ------------  ---------------  ------------  ---------------
CLASS A SHARES
Sold.............................................................    11,523,348  $   102,048,487     4,837,972  $    44,356,004
Reinvestment of dividends........................................       334,531        2,951,866       145,211        1,330,450
Redeemed.........................................................    (9,971,519)     (88,017,794)     (898,895)      (8,228,417)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class A...........................................     1,886,360       16,982,559     4,084,288       37,458,037
                                                                   ------------  ---------------  ------------  ---------------

CLASS B SHARES
Sold.............................................................    82,020,305      731,591,171   103,474,883      948,990,970
Reinvestment of dividends........................................    17,318,048      153,220,238    17,451,085      159,732,499
Redeemed.........................................................  (160,169,929)  (1,421,802,486) (173,896,303)  (1,593,120,481)
                                                                   ------------  ---------------  ------------  ---------------
Net decrease - Class B...........................................   (60,831,576)    (536,991,077)  (52,970,335)    (484,397,012)
                                                                   ------------  ---------------  ------------  ---------------

CLASS C SHARES
Sold.............................................................     8,354,968       75,105,241     4,818,849       44,609,503
Reinvestment of dividends........................................        96,528          858,566        41,862          386,582
Redeemed.........................................................    (7,754,529)     (69,533,325)   (3,492,672)     (32,338,148)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class C...........................................       696,967        6,430,482     1,368,039       12,657,937
                                                                   ------------  ---------------  ------------  ---------------

CLASS D SHARES
Sold.............................................................     5,347,842       47,178,034     1,554,909       14,290,193
Reinvestment of dividends........................................       173,200        1,530,121        97,395          892,667
Acquisition of Dean Witter Retirement Series -- U.S. Government
 Securities Trust Series.........................................       --             --              986,985        9,087,435
Redeemed.........................................................    (4,208,333)     (37,042,475)   (1,666,314)     (15,387,388)
                                                                   ------------  ---------------  ------------  ---------------
Net increase - Class D...........................................     1,312,709       11,665,680       972,975        8,882,907
                                                                   ------------  ---------------  ------------  ---------------
Net decrease in Fund.............................................   (56,935,540) $  (501,912,356)  (46,545,033) $  (425,398,131)
                                                                   ============  ===============  ============  ===============

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- U.S. GOVERNMENT SECURITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - U.S. Government Securities Series ("Retirement U.S. Government") pursuant to a plan of reorganization approved by the shareholders of Retirement U.S. Government on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 986,985 Class D shares of the Fund at a net asset value of $9.21 per share for 899,123 shares of Retirement U.S. Government. The net assets of the Fund and Retirement U.S. Government immediately before the acquisition were $5,193,431,112 and $9,087,435, respectively, including unrealized appreciation of $322,808 for Retirement U.S. Government. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,202,518,547.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................        $ 9.18             $ 9.09             $ 9.03
                                                                              ------             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................          0.58               0.59               0.25
   Net realized and unrealized gain (loss)............................         (0.60)              0.09               0.06
                                                                              ------             ------             ------
Total income (loss) from investment operations........................         (0.02)              0.68               0.31
                                                                              ------             ------             ------
Less dividends from net investment income.............................         (0.58)             (0.59)             (0.25)
                                                                              ------             ------             ------
Net asset value, end of period........................................        $ 8.58             $ 9.18             $ 9.09
                                                                              ======             ======             ======
TOTAL RETURN+.........................................................         (0.26)%             7.70%              3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.70%(3)           0.76%(3)           0.77%(2)
Net investment income.................................................          6.50%(3)           6.45%(3)           6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $70,881            $58,538            $20,841
Portfolio turnover rate...............................................            11%                14%                 4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999           1998         1997*          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....................         $ 9.20         $ 9.10        $ 8.92        $ 9.21        $ 8.41
                                                                  ------         ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income.................................           0.55           0.54          0.56          0.56          0.57
   Net realized and unrealized gain (loss)...............          (0.61)          0.10          0.18         (0.29)         0.80
                                                                  ------         ------        ------        ------        ------
Total income (loss) from investment operations...........          (0.06)          0.64          0.74          0.27          1.37
                                                                  ------         ------        ------        ------        ------
Less dividends from net investment income................          (0.55)         (0.54)        (0.56)        (0.56)        (0.57)
                                                                  ------         ------        ------        ------        ------
Net asset value, end of period...........................         $ 8.59         $ 9.20        $ 9.10        $ 8.92        $ 9.21
                                                                  ======         ======        ======        ======        ======
TOTAL RETURN+............................................          (0.65)%         7.27%         8.56%         3.16%        16.74%
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................           1.02 %(1)(2)   1.27%(1)      1.26%         1.25%         1.24%
Net investment income....................................           6.18 %(1)(2)   5.94%(1)      6.22%         6.28%         6.44%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................         $4,145         $4,996        $5,429        $6,450        $7,955
Portfolio turnover rate..................................             11 %           14%            4%            8%           14%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.29% and 5.91%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................        $ 9.26             $ 9.17             $ 9.03
                                                                              ------             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................          0.53               0.55               0.23
   Net realized and unrealized gain (loss)............................         (0.61)              0.09               0.14
                                                                              ------             ------             ------
Total income (loss) from investment operations........................         (0.08)              0.64               0.37
                                                                              ------             ------             ------
Less dividends from net investment income.............................         (0.53)             (0.55)             (0.23)
                                                                              ------             ------             ------
Net asset value, end of period........................................        $ 8.65             $ 9.26             $ 9.17
                                                                              ======             ======             ======
TOTAL RETURN+.........................................................         (0.90)%             7.14%              4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.29%(3)           1.27%(3)           1.25%(2)
Net investment income.................................................          5.91%(3)           5.94%(3)           5.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $22,004            $17,087             $4,385
Portfolio turnover rate...............................................            11%                14%                 4%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................        $ 9.18             $ 9.11             $ 9.03
                                                                              ------             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................          0.59               0.61               0.27
   Net realized and unrealized gain (loss)............................         (0.60)              0.07               0.08
                                                                              ------             ------             ------
Total income (loss) from investment operations........................         (0.01)              0.68               0.35
                                                                              ------             ------             ------
Less dividends from net investment income.............................         (0.59)             (0.61)             (0.27)
                                                                              ------             ------             ------
Net asset value, end of period........................................        $ 8.58             $ 9.18             $ 9.11
                                                                              ======             ======             ======
TOTAL RETURN+.........................................................         (0.10)%             7.72%              3.87%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.54%(3)           0.52%(3)           0.52%(2)
Net investment income.................................................          6.66%(3)           6.69%(3)           6.91%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $30,315            $20,392            $11,367
Portfolio turnover rate...............................................            11%                14%                 4%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 9, 2000

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

[graphic]


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY DEAN WITTER
U.S. GOVERNMENT
SECURITIES TRUST
ANNUAL REPORT
DECEMBER 31, 1999